Investments Accounted for Using the Equity Method - Summary of Aggregate Information of Associates that are Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of associates and joint ventures [line items]
Net profit	$ 28,651,900	$ 1,020,366	$ 18,268,565	$ 27,424,309
Other comprehensive income (loss)	495,313	17,640	(4,370,611)	(852,632)
Total comprehensive income (loss)	29,147,213	1,038,006	13,897,954	26,571,677
Associates that are not individually material [member]
Disclosure of associates and joint ventures [line items]
Net profit	545,833	19,438	321,413	147,535
Other comprehensive income (loss)	2,784,094	99,149	1,401,453	(613,471)
Total comprehensive income (loss)	$ 3,329,927	$ 118,587	$ 1,722,866	$ (465,936)